Related Parties - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 29, 2024	Jun. 30, 2022
Related Party Transaction [Line Items]
Interest expenses	¥ 343,982	¥ 268,666	¥ 132,192
Disposal of debt investment	0	0	165,000
Amounts due to a related party	9,364	30,880
Purchases from related party	9,672	1,068	663
Investment commitment	404,846	541,186
Debt Securities [Member]
Related Party Transaction [Line Items]
Disposal of debt investment	0	0	165,000
Operation Support Service [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	0	31,293
Leasing Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	0	55
Xiaopeng He [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,609	1,172	2,167
Xiaopeng He [Member] | Operation Support Service [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	39,863	14,823	20,210
Xiaopeng He [Member] | Leasing Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	199	306	534
Tao He [Member] | Variable Interest Entity VIE Activities [Member]
Related Party Transaction [Line Items]
Equity interest held					50.00%
Related Party [Member]
Related Party Transaction [Line Items]
Interest expenses	0	2,402	¥ 1,021
Amount due from related parties	43,714	12,948
Related Party [Member] | Operation Support Service [Member]
Related Party Transaction [Line Items]
Amount due from related parties	41,889	12,566
Related Party [Member] | Cost of Sales [Member]
Related Party Transaction [Line Items]
Amount due from related parties	1,825	382
Related Party [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	0	30,872
Related Party [Member] | Purchase Of Assets [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	9,362	0
Principal Owner [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	¥ 2	¥ 8
Employee Group [Member] | Guangzhou Xuetao [Member]
Related Party Transaction [Line Items]
Equity interest held				100.00%